Accounts and Other Payables (Details) - Schedule of accounts and other payables - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Accounts And Other Payables Abstract
Accounts payables	$ 6,862	$ 22,144
Other payables and accrued charges	1,152,662	334,996
Amount due to related parties	350,320	688,371
Total	$ 1,509,844	$ 1,045,511